Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	$ 21,608	$ 21,608
Additions	5,000	0
Amortization charge	0	0
Currency translation effects	0	0
Net book value as at the end of the year	26,608	21,608
Total cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	21,608
Net book value as at the end of the year	26,608	21,608
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	0
Net book value as at the end of the year	$ 0	$ 0